Borrowings - Financial borrowings (Details) - USD ($) $ in Thousands			12 Months Ended
		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Aug. 09, 2019	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowing		$ 1,208,344	$ 1,208,344	$ 1,126,658		$ 1,486,445
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					9.75%
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]	$ 575,300	$ 575,300
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread	TJLP	TJLP(1) plus spread
Borrowing	[1],[2]	$ 8,600	$ 8,600	$ 8,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R.plus spread plus IPCA
Borrowing	[1]	$ 2,100	2,100	$ 2,100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA		T.R. plus spread plus IPCA
Borrowing	[1]	$ 5,600	$ 5,600	$ 5,400
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%	2.50%
Borrowing	[1]	$ 1,500	$ 1,500	$ 2,100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				T.R. plus spread plus IPCA
Borrowing	[1]			$ 2,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | December 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				TJLP(1) plus spread
Borrowing	[1]			$ 278,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA
Borrowing	[1]	$ 2,600	2,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread
Borrowing	[1],[2]	$ 270,500	270,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]	TJLP(1) plus spread		TJLP(1) plus spread
Borrowing	[1],[2]	$ 100	100	$ 200
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[2]			Selic plus spread
Borrowing	[1],[2]			$ 100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		CDI plus spread		4.25%
Borrowing	[1]	$ 9,000	$ 9,000	$ 700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | October 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				6.58%
Borrowing	[1]			$ 1,200
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | November 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.45%
Borrowing	[1]			$ 800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | November 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				7.30%
Borrowing	[1]			$ 2,800
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | December 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%
Borrowing	[1]	$ 10,100	$ 10,100
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A. | November 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%
Borrowing	[1]	$ 9,100	$ 9,100
Bank and financial borrowings | URUGUAY | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%	4.25%
Borrowing	[1]	$ 200	$ 200
Bank and financial borrowings | URUGUAY | April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis				4.40%
Borrowings, interest rate		4.40%	4.40%
Borrowing	[1]	$ 1,700	$ 1,700	$ 2,200
Bank and financial borrowings | URUGUAY | October 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.30%	4.30%
Borrowing	[1]	$ 2,000	$ 2,000
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread		Euribor 6 month plus spread
Borrowing	[1]	$ 26,000	$ 26,000	$ 29,600
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.13%	0.13%
Borrowing	[1]	$ 1,700	$ 1,700
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		0.15%
Borrowing	[1]	$ 1,100	1,100
Bank and financial borrowings | Toscana Aeroporti S.p.a. | October 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		0.60%
Borrowing	[1]	$ 5,800	$ 5,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.15%	0.15%
Borrowing	[1]	$ 8,400	$ 8,400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread
Borrowings, interest rate				6.00%
Borrowing	[1]	$ 5,200	5,200	$ 7,100
Bank and financial borrowings | Toscana Aeroporti S.p.a. | December 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		0.15%
Borrowing	[1]	$ 2,800	2,800
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread		Euribor 3 month plus spread
Borrowing	[1]	$ 300	300	$ 400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread		Euribor 3 month plus spread
Borrowing	[1]	$ 400	400	$ 500
Bank and financial borrowings | Toscana Aeroporti S.p.a. | April 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.04%
Borrowing	[1]			$ 2,300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.05%
Borrowing	[1]			$ 5,700
Bank and financial borrowings | Toscana Aeroporti S.p.a. | July 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
Borrowing	[1]			$ 2,900
Bank and financial borrowings | Toscana Aeroporti S.p.a. | November 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		0.15%
Borrowing	[1]	$ 2,800	2,800
Bank and financial borrowings | Armenia International Airports CJSC
Disclosure of detailed information about borrowings [line items]
Borrowing	[1]			$ 446,000
Bank and financial borrowings | Armenia International Airports CJSC | December 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor 6 month plus spread		Libor 6 month plus spread
Borrowing	[1]	$ 36,100	36,100	$ 44,600
Bank and financial borrowings | Armenia International Airports CJSC | December 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread		Euribor 6 month plus spread
Borrowing	[1]	$ 37,600	37,600	$ 45,800
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		7%
Borrowing	[1]	$ 2,600	2,600
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | August 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		9.75%
Borrowing	[1]	$ 84,100	84,100
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | August 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor plus spread
Borrowing	[1]	$ 34,500	34,500
Bank and financial borrowings | Aeropureto De Neuguen S.A [Member] | August 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor plus spread
Borrowing	[1]	$ 2,800	$ 2,800

[1]	A - Secured/guaranteedB - Secured/unguaranteedC - Unsecured/guaranteedD - Unsecured/unguaranteed
[2]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)IPCA: corresponds to the Brazilian Consumer Price index)